Notes Payable (Details Narrative)																2 Months Ended	3 Months Ended			12 Months Ended
	Mar. 17, 2020 shares	Feb. 19, 2020 USD ($) d	Feb. 04, 2020 shares	Feb. 03, 2020 shares	Jan. 21, 2020 shares	Oct. 30, 2019 USD ($) d	Apr. 09, 2019 USD ($) d	Feb. 13, 2019 USD ($) d	Jan. 08, 2019 USD ($) d	Dec. 13, 2018 USD ($) d	Sep. 13, 2017 USD ($) d	Aug. 17, 2017 USD ($) d	May 24, 2017 USD ($) d	May 05, 2017 USD ($) d	Sep. 11, 2015 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Jan. 08, 2020 USD ($)	Nov. 06, 2017 USD ($)	Jul. 25, 2017 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Short-term note payable																$ 2,400,214	$ 2,400,214	$ 2,386,234		$ 2,386,234
Shares issued | shares					300,000,000
Common stock, par value | $ / shares																$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Accrued interest																$ 582,371	$ 582,371	$ 2,453,888		$ 2,453,888	$ 2,276,005
Debt realized gain loss																	22,221
Debt unamortized debt discount																156,549	156,549	80,647		80,647
Nine-Month Convertible Note Payable [Member]
Debt interest rate													12.00%	12.00%
Convertible note payable													$ 32,000	$ 78,000
Debt conversion percentage													58.00%	61.00%
Debt trading days | d													15	15
Convertible Note Payable [Member]
Debt interest rate		12.00%				12.00%	12.00%	12.00%		12.00%	12.00%	12.00%										12.00%		12.00%
Convertible note payable		$ 53,000				$ 103,000	$ 53,000	$ 138,000		$ 83,000	$ 110,000	$ 68,000										$ 103,000		$ 103,000
Debt conversion percentage		65.00%				65.00%	65.00%	65.00%	65.00%	65.00%	58.00%	58.00%
Debt trading days | d		15				15	15	15	15	15	25	15
Debt maturity date		Feb. 19, 2021				Oct. 30, 2020	Apr. 09, 2020	Feb. 13, 2020	Jan. 08, 2021	Dec. 13, 2019	Feb. 14, 2018	May 30, 2018
Fair value of convertible feature		$ 47,401				$ 97,471	$ 55,604	$ 513,829	$ 87,560
Debt discount		$ 47,401				97,471	53,000	138,000	$ 87,560
Debt additional loss						$ 0	$ 2,604	$ 375,828
Convertible Note Payable [Member]
Fair value of convertible feature																	138,000			138,000
Debt unamortized debt discount																0	0	0		0
Convertible Note Payable [Member]
Fair value of convertible feature																				53,000
Debt unamortized debt discount																0	0	0		0
Convertible Note Payable [Member]
Fair value of convertible feature																				16,824
Debt discount																	33,826			16,824
Debt unamortized debt discount																46,821	46,821	80,647		80,647
Convertible Note Payable [Member]
Debt discount																	19,910
Debt unamortized debt discount																67,649	67,649
Convertible Note Payable [Member]
Debt discount																	5,325
Debt unamortized debt discount																42,076	42,076
Heat Recovery Solutions [Member]
Short-term note payable															$ 1,200,000										$ 200,000
Debt interest rate															2.66%
Debt principal amount															$ 1,400,000
Pension liability															100,000
Total liability in connection with acquisition.															$ 1,500,000
Debt payment description															(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly installments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Debt interest rate																							14.00%
Debt principal payments of debt																							$ 116,600
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Debt interest rate																							14.00%
Debt principal payments of debt																							$ 95,685
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Short-term note payable																1,692,126	1,692,126	$ 1,602,549		1,602,549	$ 1,170,462
Debt interest rate																										2.50%
Common Stock [Member]
Short-term note payable																$ 36,500	$ 36,500
Shares issued | shares	833,333		2,000,000	3,690,000	4,523,333											1,700,000			168,000,000		4,000,000
Common stock, par value | $ / shares																$ 0.02	$ 0.02
Accrued interest																$ 19,721	$ 19,721
Individual [Member]
Short-term note payable																$ 36,500	$ 36,500	$ 36,500		$ 36,500							$ 50,000
Fixed fee amount																											$ 3,500